Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	VEON Ltd.
Entity Central Index Key	0001468091
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2